OTHER INCOME (LOSS), NET (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Amount received from insurance	$ 1,000				$ 500
Other income expenses		$ (41)	$ 16	$ (923)